Dividends (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure Cash Dividends [Abstract]
Schedule of Dividends
Dividends declared were as follows:

	2025				2024
(in millions, except per share amounts)	Dividend		Dividend per share		Dividend		Dividend per share
Common shares		$201.8		$0.2600		$260.0		$0.3470
Series A Shares	C$	7.9	C$	1.6440	C$	7.9	C$	1.6440
Series D Shares	C$	6.9	C$	1.7132	C$	6.4	C$	1.6031